Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
O'Shares FTSE Russell Small Cap Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shares FTSE Russell Small Cap Quality Dividend ETF
Supplement [Text Block]	ck0001672826_SupplementTextBlock

OSI ETF Trust

Supplement dated March 5, 2018 to the Summary Prospectus, Prospectus and SAI dated October 31, 2017 of the O'Shares FTSE Russell Small Cap Quality Dividend ETF

The O'Shares FTSE Russell Small Cap Quality Dividend ETF (the "Fund") seeks to track the performance (before fees and expenses) of a target index.  Effective May 4, 2018, the Fund's target index will be changed from the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index (the "Old Index") to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the "New Index").

Therefore, effective May 4, 2018, the following changes are made to the Summary Prospectus, Prospectus and SAI of the Fund:

1.      The Fund's investment objective is revised as follows:

The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the "U.S. Small Cap Target Index").

2.      The third and fourth paragraphs under "Principal Investment Strategies" and "More Information About the Funds' Principal Investment Strategies—O'Shares FTSE Russell Small Cap Quality Dividend ETF" are replaced with the following:

The constituents of the U.S. Small Cap Target Index are selected from the FTSE USA Small Cap Index. As of February 19, 2018, the U.S. Small Cap Target Index consisted of 231 securities with a market capitalization range of between $318 million and $13 billion, with an average market capitalization of $3 billion.

The U.S. Small Cap Target Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the FTSE USA Small Cap Index that have exposure to the following three factors: 1) quality, 2) low volatility and 3) yield. The "quality" factor combines measures of profitability (return on assets, asset turnover ratio and accruals) and leverage. The "low volatility" factor is calculated using the standard deviation of five years of weekly local total returns. The "yield" factor is calculated using the company's twelve month trailing dividend yield. Consecutive "factor tilts" are applied to the equity securities in the FTSE USA Small Cap Index, resulting in the re-weighting of the equity securities according to the scores assigned to these factors, with the "quality" factor applied twice.  Equity securities with the smallest product of factor scores are removed while ensuring that certain constraints (e.g., diversification, capacity and industry) are satisfied, thereby adjusting the final weights in the U.S. Small Cap Target Index. Individual index constituent weights are capped at 3% at each annual reconstitution to avoid overexposure to any single security. The U.S. Small Cap Target Index's investable universe excludes real estate investment trusts ("REITs") and companies in the real estate sector.

3.      All other references to the Old Index are changed to the New Index.

Objective [Heading]	rr_ObjectiveHeading	investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the "U.S. Small Cap Target Index").
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The constituents of the U.S. Small Cap Target Index are selected from the FTSE USA Small Cap Index. As of February 19, 2018, the U.S. Small Cap Target Index consisted of 231 securities with a market capitalization range of between $318 million and $13 billion, with an average market capitalization of $3 billion.

The U.S. Small Cap Target Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the FTSE USA Small Cap Index that have exposure to the following three factors: 1) quality, 2) low volatility and 3) yield. The "quality" factor combines measures of profitability (return on assets, asset turnover ratio and accruals) and leverage. The "low volatility" factor is calculated using the standard deviation of five years of weekly local total returns. The "yield" factor is calculated using the company's twelve month trailing dividend yield. Consecutive "factor tilts" are applied to the equity securities in the FTSE USA Small Cap Index, resulting in the re-weighting of the equity securities according to the scores assigned to these factors, with the "quality" factor applied twice.  Equity securities with the smallest product of factor scores are removed while ensuring that certain constraints (e.g., diversification, capacity and industry) are satisfied, thereby adjusting the final weights in the U.S. Small Cap Target Index. Individual index constituent weights are capped at 3% at each annual reconstitution to avoid overexposure to any single security. The U.S. Small Cap Target Index's investable universe excludes real estate investment trusts ("REITs") and companies in the real estate sector.

Supplement Closing [Text Block]	ck0001672826_SupplementClosingTextBlock	Please keep this Supplement for future reference.